Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
For purposes of this Pay Versus Performance section, all references to “compensation actually paid” mean such amounts as computed in accordance with Item 402(v) of Regulation S-K, which may be different from other compensation amounts discussed in the CD&A and elsewhere in this proxy statement. Mr. Lourenco Goncalves was our principal executive officer (“PEO”) for each Covered Year.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)($)	COMPENSATION ACTUALLY PAID TO PEO (1)(2)(3)($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (1)(2)(4)($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (1)(2)(3)(4)($)	TOTAL SHARE-HOLDER RETURN (5)($)	PEER GROUP TOTAL SHARE-HOLDER RETURN (5)(6)($)	NET INCOME (LOSS) (in millions) ($)	ADJUSTED EBITDA (in millions) (7)($)
2025	19,023,041	20,474,217	5,112,971	5,521,936	91.20	324.78	(1,428)	37
2024	15,248,897	(5,697,845)	4,178,398	(1,248,935)	64.55	177.03	(714)	773
2023 (8)	26,086,592	24,279,798	6,188,341	5,675,150	140.24	185.47	436	1,893
2022	18,457,351	5,088,110	4,607,764	2,501,976	110.64	152.64	1,366	3,155
2021	24,494,731	39,028,092	4,104,246	6,194,093	149.52	134.94	3,033	5,277

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	2023 - 2025: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2023 - 2025: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2023 - 2025: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak	2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
Peer Group Issuers, Footnote	The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
PEO Total Compensation Amount	$ 19,023,041	$ 15,248,897	$ 26,086,592	$ 18,457,351	$ 24,494,731
PEO Actually Paid Compensation Amount	$ 20,474,217	(5,697,845)	24,279,798	5,088,110	39,028,092
Adjustment To PEO Compensation, Footnote	2023 figures have been updated per the Summary Compensation Table.
(2)Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid consist of:

	2025
	PEO ($)	AVERAGE NON-PEO NEOs ($)
Total Compensation from Summary Compensation Table	19,023,041	5,112,971
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(460,100)	(88,250)
Amount added for Covered Year service cost	302,794	69,655
Amount added for prior service cost impacting Covered Year	0	0
Total Adjustments for Pension	(157,306)	(18,595)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(12,874,374)	(3,422,944)
Year-end fair value of unvested awards granted in the Covered Year	12,931,394	3,438,104
Year-over-year difference of year-end fair values (from prior year-end to Covered Year-end) for unvested awards granted in prior years	1,537,703	408,834
Fair values at vest date for awards granted and vested in Covered Year	0	0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	13,759	3,566
Forfeitures during Covered Year equal to prior year-end fair value	0	0
Dividends or dividend equivalents not otherwise included in the total compensation	0	0
Total Adjustments for Equity Awards	1,608,482	427,560

Compensation Actually Paid (as calculated)	20,474,217	5,521,936
(3)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(4)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2023 - 2025: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(5)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest Covered Year in the table through the end of each applicable Covered Year in the table, assuming reinvestment of dividends. The numbers in these columns have been revised from the numbers previously reported in last year’s “Pay Versus Performance table” in order to correct an administrative error.
(6)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(7)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.
	(8)The amounts for 2023 reflect repayment of erroneously-awarded compensation under the Company’s Compensation Clawback Policy. See “Recovery of Erroneously-Awarded Compensation” section below.
Non-PEO NEO Average Total Compensation Amount	$ 5,112,971	4,178,398	6,188,341	4,607,764	4,104,246
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,521,936	(1,248,935)	5,675,150	2,501,976	6,194,093
Adjustment to Non-PEO NEO Compensation Footnote	2023 figures have been updated per the Summary Compensation Table.
(2)Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid consist of:

	2025
	PEO ($)	AVERAGE NON-PEO NEOs ($)
Total Compensation from Summary Compensation Table	19,023,041	5,112,971
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(460,100)	(88,250)
Amount added for Covered Year service cost	302,794	69,655
Amount added for prior service cost impacting Covered Year	0	0
Total Adjustments for Pension	(157,306)	(18,595)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(12,874,374)	(3,422,944)
Year-end fair value of unvested awards granted in the Covered Year	12,931,394	3,438,104
Year-over-year difference of year-end fair values (from prior year-end to Covered Year-end) for unvested awards granted in prior years	1,537,703	408,834
Fair values at vest date for awards granted and vested in Covered Year	0	0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	13,759	3,566
Forfeitures during Covered Year equal to prior year-end fair value	0	0
Dividends or dividend equivalents not otherwise included in the total compensation	0	0
Total Adjustments for Equity Awards	1,608,482	427,560

Compensation Actually Paid (as calculated)	20,474,217	5,521,936
(3)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(4)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2023 - 2025: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(5)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest Covered Year in the table through the end of each applicable Covered Year in the table, assuming reinvestment of dividends. The numbers in these columns have been revised from the numbers previously reported in last year’s “Pay Versus Performance table” in order to correct an administrative error.
(6)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(7)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.
	(8)The amounts for 2023 reflect repayment of erroneously-awarded compensation under the Company’s Compensation Clawback Policy. See “Recovery of Erroneously-Awarded Compensation” section below.
Equity Valuation Assumption Difference, Footnote	Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 91.20	64.55	140.24	110.64	149.52
Peer Group Total Shareholder Return Amount	324.78	177.03	185.47	152.64	134.94
Net Income (Loss)	$ (1,428,000,000)	$ (714,000,000)	$ 436,000,000	$ 1,366,000,000	$ 3,033,000,000
Company Selected Measure Amount	37,000,000	773,000,000	1,893,000,000	3,155,000,000	5,277,000,000
PEO Name	Lourenco Goncalves
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (460,100)
PEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,794
PEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,874,374)
PEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,931,394
PEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537,703
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,759
PEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,250)
Non-PEO NEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,655
Non-PEO NEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,422,944)
Non-PEO NEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,438,104
Non-PEO NEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,834
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,566
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0